CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Schedule of reconciliation of Class A common stock subject to possible redemption

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	21,088,357
Class A common stock subject to possible redemption at December 31, 2021	205,275,000
Accretion of Class A common stock subject to possible redemption amount	(4,141,008)
Derecognition of deferred underwriting fee payable allocated to Class A common stock	6,717,612
Additional offering cost related to deferred underwriting fees	(350,000)
Class A common stock subject to possible redemption at December 31, 2022	207,501,604
Accretion of Class A common stock subject to possible redemption amount	1,558,841
Class A common stock subject to possible redemption at March 31, 2023	209,060,445
Accretion of Class A common stock subject to possible redemption amount	1,291,243
Redemption of Class A common stock on June 29, 2023	(189,038,189)
Class A common stock subject to possible redemption at June 30, 2023	$21,313,499

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	21,088,357
Class A common stock subject to possible redemption at December 31, 2021	$205,275,000
Accretion of Class A common stock subject to possible redemption amount,	(4,141,008)
Derecognition of deferred underwriting fee payable allocated to Class A common stock	6,717,612
Additional offering cost related to deferred underwriting fees	(350,000)
Class A common stock subject to possible redemption at December 31, 2022	$207,501,604